Financial Instruments (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Financial assets, amortized cost	$ 15,604	$ 878
Financial assets, FVTPL	2,675	346	$ 186
Financial assets, total	18,279	1,224
Financial liabilities, amortized cost	3,280	3,998
Financial liabilities, FVTPL	0	0
Financial liabilities, total	3,280	3,998
Cash
Disclosure of detailed information about financial instruments [line items]
Financial assets, amortized cost	15,361	660
Financial assets, FVTPL	0	0
Financial assets, total	15,361	660
Marketable Securities
Disclosure of detailed information about financial instruments [line items]
Financial assets, amortized cost	0	0
Financial assets, FVTPL	2,675	346
Financial assets, total	2,675	346
Deposits
Disclosure of detailed information about financial instruments [line items]
Financial assets, amortized cost	243	218
Financial assets, FVTPL	0	0
Financial assets, total	243	218
Accounts Payable and Accrued Liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, amortized cost	3,280	1,067
Financial liabilities, FVTPL	0	0
Financial liabilities, total	3,280	1,067
Bridge Loan
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, amortized cost	0	2,931
Financial liabilities, FVTPL	0	0
Financial liabilities, total	$ 0	$ 2,931